Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
3. Revenue
Disaggregation of revenue

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	683	120	91	–	894
Incentive management fees	8	29	25	–	62
Central revenue	–	–	–	197	197
Revenue from fee business	691	149	116	197	1,153
Revenue from owned, leased and managed lease hotels	83	154	–	–	237
	774	303	116	197	1,390
System Fund revenues (note 33)					928
Reimbursement of costs					589
Total revenue					2,907

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	452	93	61	–	606
Incentive management fees	5	14	16	–	35
Central revenue	–	–	–	182	182
Revenue from fee business	457	107	77	182	823
Revenue from owned, leased and managed lease hotels	55	114	–	–	169
	512	221	77	182	992
System Fund revenues (note 33)					765
Reimbursement of costs					637
Total revenue					2,394

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	840	247	87	–	1,174
Incentive management fees	13	90	48	–	151
Central revenue	–	–	–	185	185
Revenue from fee business	853	337	135	185	1,510
Revenue from owned, leased and managed lease hotels	187	386	–	–	573
	1,040	723	135	185	2,083
System Fund revenues (note 33)					1,373
Reimbursement of costs					1,171
Total revenue					4,627
In 2020, following communication with the IHG Owners Association, fees and expenses associated with the InterContinental Ambassador programme (the InterContinental Hotels & Resorts paid-for
loyalty programme) previously reported within Central revenue were moved into the System Fund to align with the treatment of IHG’s other brand loyalty programmes. Revenue arising from the licence of intellectual property under co-brand
credit card agreements previously recorded within the System Fund was moved into Central revenue. This change was effective from 1 January 2020. For the year ended 31 December 2020, this change resulted in an increase of $20m to Central revenue and $21m to operating profit from reportable segments, and an equivalent reduction to System Fund revenues and increase to System Fund operating loss. Had this arrangement existed in 2019, Central revenue and operating profit in 2019 would have been $18m and $22m higher respectively; System Fund revenues would have reduced and System Fund operating loss would have increased by the same amounts.
Contract balances

	2021 $m	2020 $m
Trade receivables (note 18)	399	309
Contract assets	346	336
Deferred revenue	(1,613)	(1,569)
Contract assets

	2021 $m	2020 $m
At 1 January	336	334
Additions	45	74
Recognised as a deduction to revenue	(35)	(25)
Impairment charges	–	(53)
Repayments	(1)	–
Exchange and other adjustments	1	6
At 31 December	346	336

Analysed as:
Current	30	25
Non-current	316	311
	346	336
The Group also has future commitments for key money payments which are contingent upon future events and may reverse.
At 31 December 2021, the maximum exposure remaining under performance guarantees was $85m (2020: $72m).
In 2020, impairment of contract assets related primarily to deposits made to Service Properties Trust (‘SVC’) of $33m. The remaining impairment of $20m related to key money and performance guarantee payments on individual properties which were tested with reference to future franchise and management fees. Of the total impairment including SVC balances, $42m related to the Americas region and $11m to the EMEAA region.
Deferred revenue

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2020	1,233	66	172	93	1,564
Increase in deferred revenue	344	–	14	45	403
Recognised as revenue	(332)	(11)	(20)	(39)	(402)
Exchange and other adjustments	–	–	–	4	4
At 31 December 2020	1,245	55	166	103	1,569
Increase in deferred revenue	384	–	19	45	448
Recognised as revenue	(337)	(11)	(22)	(35)	(405)
Exchange and other adjustments	–	–	–	1	1
At 31 December 2021	1,292	44	163	114	1,613

Analysed as:
Current	535	11	21	50	617
Non-current	757	33	142	64	996
	1,292	44	163	114	1,613

At 31 December 2020:
Current	376	11	22	43	452
Non-current	869	44	144	60	1,117
	1,245	55	166	103	1,569
This table does not include amounts which were received and recognised as revenue in the same year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.
Loyalty programme revenues, shown gross in the table above, are presented net of the corresponding redemption cost in the Group income statement.
Other deferred revenue includes technical service fees and guest deposits received by owned, leased and managed lease hotels.
Transaction price allocated to remaining performance obligations
The Group has applied the practical expedient in IFRS 15 not to disclose the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as at the end of the reporting period for all amounts where the Group has a right to consideration in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (including franchise and management fees).
Amounts received and not yet recognised relating to performance obligations that were unsatisfied at the year end are as follows:

	2021			2020
	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m
Expected timing of recognition
Less than one year	546	71	617	387	65	452
Between one and two years	406	45	451	313	40	353
Between two and three years	155	33	188	249	29	278
Between three and four years	98	25	123	176	24	200
Between four and five years	53	22	75	73	22	95
More than five years	78	81	159	102	89	191
	1,336	277	1,613	1,300	269	1,569
Contract costs

	2021 $m	2020 $m
At 1 January	75	72
Costs incurred	11	11
Amortisation	(9)	(9)
Exchange and other adjustments	–	1
At 31 December	77	75

Analysed as:
Current	5	5
Non-current	72	70
	77	75